Note 17 - Regulatory Capital - Capital Amounts and Ratios (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Common equity tier 1 capital, actual amount		$ 83,525	$ 79,552
Common equity tier 1 capital, actual percent of asset	[1]	13.21%	13.26%
Common equity tier 1 capital, amount required to be adequately capitalized		$ 28,458	$ 26,988
Common equity tier 1 capital, percent of assets required to be adequately capitalized	[1]	4.50%	4.50%
Common equity tier 1 capital, excess capital amount		$ 55,067	$ 52,564
Common equity tier 1 capital, excess capital percent of assets	[1]	8.71%	8.76%
Common equity tier 1 capital, amount to be well capitalized under prompt corrective action provisions		$ 41,106	$ 38,982
Common equity tier 1 capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	6.50%	6.50%
Tier 1 leverage, actual amount		$ 83,525	$ 79,552
Tier 1 leverage, actual percent of asset	[1]	10.89%	11.00%
Tier 1 leverage, amount required to be adequately capitalized		$ 30,684	$ 28,923
Tier 1 leverage, percent of assets required to be adequately capitalized	[1]	4.00%	4.00%
Tier 1 leverage, excess capital amount		$ 52,841	$ 50,629
Tier 1 leverage, excess capital percent of assets	[1]	6.89%	7.00%
Tier 1 leverage, amount to be well capitalized under prompt corrective action provisions		$ 38,355	$ 36,154
Tier 1 leverage, percent of assets to be well capitalized under prompt corrective action provisions	[1]	5.00%	5.00%
Tier 1 risk-based capital, actual amount		$ 83,525	$ 79,552
Tier 1 risk-based capital, actual percent of asset	[1]	13.21%	13.26%
Tier 1 risk-based capital, amount required to be adequately capitalized		$ 37,944	$ 35,983
Tier 1 risk-based capital, percent of assets required to be adequately capitalized	[1]	6.00%	6.00%
Tier 1 risk-based capital, excess capital amount		$ 45,581	$ 43,569
Tier 1 risk-based capital, excess capital percent of assets	[1]	7.21%	7.26%
Tier 1 risk-based capital, amount to be well capitalized under prompt corrective action provisions		$ 50,591	$ 47,978
Tier 1 risk-based capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	8.00%	8.00%
Total risk-based capital, actual amount		$ 91,438	$ 87,063
Total risk-based capital, actual percent of asset	[1]	14.46%	14.52%
Total risk-based capital, amount required to be adequately capitalized		$ 50,591	$ 47,978
Total risk-based capital, percent of assets required to be adequately capitalized	[1]	8.00%	8.00%
Total risk-based capital, excess capital amount		$ 40,847	$ 39,085
Total risk-based capital, excess capital percent of assets	[1]	6.46%	6.52%
Total risk-based capital, amount to be well capitalized under prompt corrective action provisions		$ 63,239	$ 59,972
Total risk-based capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	10.00%	10.00%

[1]	Based upon the Bank's adjusted total assets for the purpose of the Tier 1 leverage capital ratio and risk-weighted assets for the purpose of the risk-based capital ratios.